TAXATION - Claim for tax refund (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Line Items]
Tax assessment with claims for tax refund, Appeal	Rp 331	Rp 331
Tax assessment with claims for tax refund, Others	791	0
Tax assessment with claims for tax refund, Total	1,122	331
Corporate Income Tax, 2024 fiscal year
Income Tax Disclosure [Line Items]
Claims for tax refund which are not yet confirmed by the Tax Authority, Others	791
Claims for tax refund which are not yet confirmed by the Tax Authority, Total	791
Corporate Income Tax, 2018 fiscal year
Income Tax Disclosure [Line Items]
Tax assessment with claims for tax refund, Appeal	35	35
Tax assessment with claims for tax refund, Total	35	35
Corporate Income Tax, 2015 fiscal year
Income Tax Disclosure [Line Items]
Tax assessment with claims for tax refund, Appeal	294	294
Tax assessment with claims for tax refund, Total	294	294
Corporate Income Tax, 2014 fiscal year
Income Tax Disclosure [Line Items]
Tax assessment with claims for tax refund, Appeal	2	2
Tax assessment with claims for tax refund, Total	2	2
Tax assessment with no associated claims for tax refund, Appeal	35	35
Tax assessment with no associated claims for tax refund, Total	35	35
Withholding tax, 2015 fiscal year
Income Tax Disclosure [Line Items]
Tax assessment with claims for tax refund, Others	0	0
Tax assessment with claims for tax refund, Total	Rp 0	0
VAT, 2014 fiscal year
Income Tax Disclosure [Line Items]
Tax assessment with claims for tax refund, Others		0
Tax assessment with claims for tax refund, Total		Rp 0